Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash Flows from Operating Activities:
Net income	$ 59,484	$ 1,211,638
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(1,083,575)	(2,002,063)
Unrealized gain on marketable securities held in Trust Account		(202,788)
Deferred tax (benefit) provision	(35,655)	42,585
Changes in operating assets and liabilities:
Prepaid income taxes	51,898	(653,505)
Prepaid expenses	45,250	(282,843)
Accounts payable and accrued expenses	(15,537)	88,138
Net cash used in operating activities	(978,135)	(1,798,838)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(300,150,000)
Cash withdrawn from Trust Account to pay franchise and income taxes	230,404	933,000
Net cash provided by (used in) investing activities	230,404	(299,217,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting fees paid		294,147,000
Proceeds from sale of Private Placement Warrants		8,503,000
Advances from related party		150,000
Repayment of advances from related party		(150,000)
Proceeds from convertible promissory note – related party	670,176
Repayment of promissory note - related party		(299,000)
Payment of offering costs		(415,098)
Net cash provided by financing activities	670,176	301,935,902
Net Change in Cash	(77,555)	920,064
Cash - Beginning	138,533	119,136
Cash - Ending	60,978	1,039,200
Supplemental cash flow information:
Cash paid for income taxes		933,000
Non-cash investing and financing activities:
Initial classification of common stock subject to possible redemption		248,644,071
Change in value of common stock subject to possible redemption	59,492	39,119,230
Deferred underwriting fee payable		10,505,250
Offering costs included in accrued offering costs		$ 1,699